Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Apr. 21, 2014	Apr. 30, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	GEI GLOBAL ENERGY CORP.
Entity Central Index Key	0001492850
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		44,814,969
Entity Public Float			$ 530,000
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No